Debt and Capital Structure - Summary of Net Debt to Adjusted EBITDA (Details) - CAD ($) $ in Millions		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings		$ 0	$ 173
Long-Term Debt		0	192
Long-Term Portion of Long-Term Debt		11,032	7,342
Total Debt		11,000	7,500
Less: Cash and Cash Equivalents		(2,740)	(3,093)	$ (2,227)
Net Debt		8,292	4,614
Net Earnings (Loss)		3,930	3,142
Add (Deduct):
Foreign Exchange (Gain) Loss, Net		(361)	462
(Gain) Loss on Divestiture of Assets	$ (119)	(87)	(119)
Re-measurement of Contingent Payments		0	(30)
Other (Income) Loss, Net		$ (115)	$ (55)
Net Debt to Adjusted EBITDA		90.00%	50.00%
Rolling Twelve Month Basis
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings		$ 0	$ 173
Long-Term Debt		0	192
Long-Term Portion of Long-Term Debt		11,032	7,342
Total Debt		11,032	7,707
Less: Cash and Cash Equivalents		(2,740)	(3,093)
Net Debt		8,292	4,614
Net Earnings (Loss)		3,930	3,142
Add (Deduct):
Finance Costs, Net		569	514
Income Tax Expense (Recovery)		547	929
Depreciation, Depletion and Amortization		5,192	4,871
Exploration and Evaluation Asset Write-downs		25	37
(Income) Loss From Equity-Accounted Affiliates		(53)	(66)
Unrealized (Gain) Loss on Risk Management		(15)	12
Foreign Exchange (Gain) Loss, Net		(361)	462
(Gain) Loss on Divestiture of Assets		(87)	(119)
Re-measurement of Contingent Payments		0	30
Other (Income) Loss, Net		(115)	(55)
Adjusted EBITDA		$ 9,632	$ 9,757